Events Arising Since the End of the Reporting Period (Details)						1 Months Ended		12 Months Ended
	Oct. 28, 2026 AUD ($) shares	Dec. 23, 2025 AUD ($) shares	Nov. 03, 2025 AUD ($) shares	Oct. 03, 2025 AUD ($) shares	Jul. 29, 2025 AUD ($) shares	Jun. 30, 2025 AUD ($) shares		Jun. 30, 2026 AUD ($) shares		Jun. 30, 2025 AUD ($) shares		Jun. 30, 2024		Jul. 29, 2026 shares	Sep. 02, 2025 shares	Jul. 03, 2025 shares	Jun. 30, 2023
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares					444,812,889	1,361,367,516		383,021,830		1,361,367,516
Exercise of ordinary shares								184,671,503		892,969	[1]	3,125
RMLOC options						427,072,970		999,091,513		427,072,970		140,044,475	[2]				107,643,592
Shares raise cost | $								$ 353
Placement issue cost | $					$ 1,900,000	$ 1,900,000
Payment amount | $								$ 1,250,000
Borrowings, interest rate						(1.65%)	[3],[4]	(1.65%)	[4]	(1.65%)	[3],[4]	(1.65%)	[3]
Other payables | $						$ 448,111		$ 479,718		$ 448,111
Options [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares						249,511,313				249,511,313
RML [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares						77,000,000				77,000,000
RMLOD [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares						38,500,000				38,500,000
Ordinary Shares [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares								569,500,000
Exercise of ordinary shares								310,736,750
RMLOC options								2,410,450
Unexercised shares								2,000,000
Ordinary Shares [Member] | RMLOD [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares	30,000,000
Subsequent Events [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares					93,846,154									27,207,121	6,000,000	249,511,352
RMLOC options					107,115,385
Subsequent Events [Member] | Investors [Member]
Events Arising Since the End of the Reporting Period [Line Items]
RMLOC options					12,500,000
Subsequent Events [Member] | Horse Heaven Project [Member]
Events Arising Since the End of the Reporting Period [Line Items]
RMLOC options					73,076,902
Subsequent Events [Member] | Vendors [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares					444,812,889
RMLOC options					222,406,445			0.018
Subsequent Events [Member] | Options [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares															13,000,000	132,414,702
Subsequent Events [Member] | Performance Rights [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares															206,550,000	117,096,650
Forecast [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares			25,000,000
Placement issue cost | $			$ 2
Borrowings | $	$ 10,000,000
Borrowings, interest rate	12.00%
Borrowings, maturity	6 months
Other payables | $	$ 2.5
Lead manager fee	6.00%
Cash fee on funds drawn	3.00%
Forecast [Member] | Tranche 2 [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares		134,000,000
Shares raise cost | $		$ 6,700,000
Placement issue cost | $		$ 25,100,000
Borrowings | $								$ 2,500,000
Forecast [Member] | Tranche 1 [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares				368,000,000
Shares raise cost | $				$ 18,400,000
Placement issue cost | $				$ 25,100,000
Forecast [Member] | Initial Tranche [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Borrowings | $	$ 2,500,000
Forecast [Member] | Third and Fourth tranches [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Borrowings | $	$ 2,500,000
Forecast [Member] | Options [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares		159,148,200
Forecast [Member] | Fee Shares [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares		11,990,000
Forecast [Member] | RMLOD [Member]
Events Arising Since the End of the Reporting Period [Line Items]
Issue of shares	15,000,000
Exercise of ordinary shares	0.1

[1]	For share options exercised during the period, the weighted average share price at the date of exercise $0.4 cents
[2]	During the year there was a consolidation of share capital through a conversion of every eight (8) existing securities into one (1) security.
[3]	The method used to arrive at the possible change of 165 basis points (2024: 165 basis points) was based on the analysis of the absolute nominal change of the Reserve Bank of Australia (RBA) monthly issued cash rate. Historical rates indicate that for the past five financial years, interest rate movements ranged between 0 to 165 basis points. It is considered that 165 basis points a ‘reasonably possible’ estimate as it accommodates for the maximum variations inherent in the interest rate movement over the past five years.
[4]	The method used to arrive at the possible change of 165 basis points (2025: 165 basis points) was based on the analysis of the absolute nominal change of the Reserve Bank of Australia (RBA) monthly issued cash rate. Historical rates indicate that for the past five financial years, interest rate movements ranged between 0 to 165 basis points. It is considered that 165 basis points a ‘reasonably possible’ estimate as it accommodates for the maximum variations inherent in the interest rate movement over the past five years.